Derivative Instruments and Hedging Activities - Schedule of Summary Existing Swap Agreements (Detail) In Millions, unless otherwise specified				9 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			9 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended			9 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended					9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2013 USD ($)	May 31, 2012 USD ($)	May 31, 2011 USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Swap agreements [Member] Euro [Member]	May 31, 2012 September 25, 2011 Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2011 Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2011 Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 September 25, 2011 Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 September 25, 2011 Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 March 25, 2012 Swap agreements [Member] USD ($)	May 31, 2011 March 25, 2012 Swap agreements [Member] USD ($)	May 31, 2012 March 25, 2012 Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 March 25, 2012 Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 March 25, 2012 Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Euro [Member] EUR (€)	May 31, 2012 September 25, 2012 [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2012 September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 March 25, 2013 [Member] Swap agreements [Member] USD ($)	May 31, 2012 March 25, 2013 [Member] Swap agreements [Member] USD ($)	May 31, 2011 March 25, 2013 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2012 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 March 25, 2013 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2017 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2017 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2017 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2012 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] USD ($)	May 31, 2012 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] EUR (€)	May 31, 2011 September 25, 2017 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	May 31, 2011 September 25, 2017 [Member] September 25, 2012 [Member] Swap agreements [Member] Euro [Member] USD ($)	Feb. 28, 2013 December 25, 2013 [Member] Swap agreements [Member] USD ($)	May 31, 2012 December 25, 2013 [Member] Swap agreements [Member] USD ($)	May 31, 2011 December 25, 2013 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 September 25, 2014 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2014 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2014 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 March 25, 2015 [Member] Swap agreements [Member] USD ($)	May 31, 2012 March 25, 2015 [Member] Swap agreements [Member] USD ($)	May 31, 2011 March 25, 2015 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 September 25, 2016 [Member] Swap agreements [Member] USD ($)	May 31, 2012 September 25, 2016 [Member] Swap agreements [Member] USD ($)	May 31, 2011 September 25, 2016 [Member] Swap agreements [Member] USD ($)	Feb. 28, 2013 Credit valuation adjustment [Member] USD ($)	May 31, 2012 Credit valuation adjustment [Member] USD ($)	May 31, 2011 Credit valuation adjustment [Member] USD ($)
Outstanding Interest Rate Swap Agreements [Line Items]
Structure				5 years	4 years		4 years	4 years		4 years		4 years	4 years		5 years	5 years		5 years	5 years		5 years	5 years					5 years	5 years		5 years	5 years	5 years	5 years		5 years	5 years		5 years	5 years	5 years	5 years		5 years					5 years	5 years		5 years	5 years		2 years	2 years		3 years	3 years
Notional Amount					$ 195.0			€ 75.0		$ 140.0			€ 40.0			€ 230.0		$ 585.0	$ 585.0			€ 230.0			€ 200.0		$ 190.0	$ 190.0			€ 40.0		€ 40.0		$ 350.0	$ 350.0			€ 200.0		€ 200.0		$ 350.0					$ 325.0	$ 325.0		$ 195.0	$ 195.0		$ 190.0	$ 190.0		$ 270.0	$ 270.0
Effective Date															September 25, 2007	September 25, 2007		September 25, 2007						September 25, 2012	September 25, 2012		March 25, 2008			March 25, 2008	March 25, 2008				September 25, 2012			September 25, 2012	September 25, 2012				September 25, 2012					December 26, 2008			September 25, 2009			March 25, 2013			December 27, 2013
Termination Date															September 25, 2012	September 25, 2012		September 25, 2012						September 25, 2017	September 25, 2017		March 25, 2013			March 25, 2013	March 25, 2013				September 25, 2017			September 25, 2017	September 25, 2017				September 25, 2017					December 25, 2013			September 25, 2014			March 25, 2015			September 25, 2016
Fair Value Asset (Liability)	$ (66.6)	$ (76.2)	$ (96.8)		$ 0	$ (3.1)	$ 0		$ (1.7)	$ 0	$ (3.0)	$ 0		$ (1.4)	$ 0		$ (3.5)	$ 0	$ (8.9)	$ (37.3)	$ (3.5)		$ (13.6)	$ (11.9)		$ (9.5)	$ (0.4)	$ (4.2)	$ (9.3)	$ (0.1)		$ (1.4)		$ (2.5)	$ (11.2)	$ (7.9)	$ 0	$ (11.7)		$ (9.3)		$ 0	$ (11.3)	$ (8.0)	$ 0	$ (9.5)	$ 0	$ (5.4)	$ (9.0)	$ (13.3)	$ (8.0)	$ (10.5)	$ (12.2)	$ (2.1)	$ (1.0)	$ 0	$ (6.3)	$ (3.8)	$ 0	$ 1.8	$ 0.8	$ 0.6